Basis of preparation and significant accounting policies (Details Narrative) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserve Quantities [Line Items]
Cash and cash equivalents			€ 7,681	€ 58,007
Net cash used by operating activities			(14,656)	(4,188)	(1)
Profit loss			(23,564)	183,130	2
Fair value movement in warrants			(28,354)	521
Accumulated deficit			€ (164,430)	(188,128)
Computer software [member]
Reserve Quantities [Line Items]
Intangible assets useful life			3 years
Intellectual Properties [Member]
Reserve Quantities [Line Items]
Intangible assets useful life			Indefinite useful life
Office And Other Equipment [Member]
Reserve Quantities [Line Items]
Property, plant and equipment useful life			3-10 years
Leases [Member]
Reserve Quantities [Line Items]
Property, plant and equipment useful life			Lease term
Directors [Member]
Reserve Quantities [Line Items]
Cash and cash equivalents			€ 7,700
Short-term investments			27,500
Net cash used by operating activities			14,700	€ 4,200
Profit loss			23,600
Fair value movement in warrants			28,400
Accumulated deficit			164,400
Working capital			€ 2,000
Fusion Fuel Portugal [Member]
Reserve Quantities [Line Items]
Grant for industrial production facility	€ 10,000
Grants for the poseur program	40,000
Cash received	4,300
Investment value	€ 11,900
K E M E Energy [Member]
Reserve Quantities [Line Items]
Capital investment		€ 2,540
Grant funding		€ 1,300